Quarterly Report
March 31, 2024
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
March 31, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	5

Elfun International Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.7% †
Australia - 1.5%
BHP Group Ltd., Class DI	90,673	$2,605,846
Brazil - 1.3%
Itau Unibanco Holding SA ADR	145,206	1,006,278
MercadoLibre, Inc. (a)	849	1,283,654
		2,289,932
Canada - 0.9%
Brookfield Corp.	37,095	1,553,700
France - 18.7%
Air Liquide SA	22,588	4,704,339
AXA SA	103,248	3,882,145
BNP Paribas SA	42,741	3,040,116
Cie de Saint-Gobain SA	51,176	3,975,577
Dassault Systemes SE	65,202	2,889,961
EssilorLuxottica SA	18,719	4,239,404
LVMH Moet Hennessy Louis Vuitton SE	6,502	5,854,374
Safran SA (b)	21,246	4,819,740
		33,405,656
Germany - 7.4%
adidas AG	14,350	3,208,086
Infineon Technologies AG	79,508	2,706,150
RWE AG	62,384	2,119,608
SAP SE	26,965	5,255,392
		13,289,236
Hong Kong - 2.5%
AIA Group Ltd.	385,567	2,588,855
Prudential PLC	193,794	1,818,940
		4,407,795
Ireland - 0.8%
Kerry Group PLC, Class A	17,454	1,497,469
Japan - 19.5%
Daikin Industries Ltd.	15,200	2,069,920
Disco Corp.	12,000	4,375,962
Hoya Corp.	21,252	2,644,827
Kao Corp.	40,100	1,498,600
Komatsu Ltd.	115,400	3,403,021
Mitsubishi UFJ Financial Group, Inc.	436,926	4,431,474
Murata Manufacturing Co. Ltd.	99,473	1,863,003
Recruit Holdings Co. Ltd.	95,200	4,169,816
Shiseido Co. Ltd.	49,462	1,349,751
Sony Group Corp.	50,400	4,305,871
Tokio Marine Holdings, Inc.	149,394	4,664,090
		34,776,335
Netherlands - 7.6%
ASML Holding NV	6,774	6,527,263
ING Groep NV	210,514	3,466,256
Universal Music Group NV	117,303	3,532,040
		13,525,559
Norway - 1.3%
Equinor ASA	86,290	2,278,032
Portugal - 0.8%
Galp Energia SGPS SA	91,995	1,521,616
	Number of Shares	Fair Value
Singapore - 1.7%
United Overseas Bank Ltd.	141,900	$3,081,720
Spain - 3.2%
Cellnex Telecom SA (a)(c)	89,575	3,170,202
Industria de Diseno Textil SA	49,971	2,518,718
		5,688,920
Sweden - 2.0%
Assa Abloy AB, Class B	122,186	3,509,279
Switzerland - 6.3%
DSM-Firmenich AG	30,484	3,470,054
Novartis AG	53,085	5,149,369
Sika AG	8,997	2,683,018
		11,302,441
United Kingdom - 12.8%
Ashtead Group PLC	39,814	2,836,640
AstraZeneca PLC	40,943	5,522,794
Diageo PLC	84,014	3,104,853
London Stock Exchange Group PLC	35,516	4,257,744
Rentokil Initial PLC	509,027	3,033,164
Spirax-Sarco Engineering PLC	24,914	3,162,997
Standard Chartered PLC (b)	99,653	845,203
		22,763,395
United States - 9.4%
Experian PLC	64,437	2,811,557
Nestle SA	44,884	4,771,448
Roche Holding AG	14,733	3,757,266
Schneider Electric SE	23,780	5,384,315
		16,724,586
Total Common Stock (Cost $118,831,184)		174,221,517
Short-Term Investments - 1.6%
State Street Institutional Treasury Money Market Fund - Premier Class 5.24% (d)(e)	1,649,584	1,649,584
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (d)(e)	1,272,306	1,272,306
Total Short-Term Investments (Cost $2,921,890)		2,921,890
Total Investments (Cost $121,753,074)		177,143,407
Other Assets and Liabilities, net - 0.7%		1,225,403
NET ASSETS - 100.0%		$178,368,810

See Notes to Schedule of Investments.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2024	22	$2,595,681	$2,592,810	$(2,871)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $3,170,202 or 1.78% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$174,221,517	$—	$—	$174,221,517
Short-Term Investments	2,921,890	—	—	2,921,890
Total Investments in Securities	$177,143,407	$—	$—	$177,143,407
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(2,871)	—	—	(2,871)
Total Other Financial Instruments	$(2,871)	$—	$—	$(2,871)
The Fund was invested in the following sectors at March 31, 2024 :
Sector	Percentage (based on Fair Value)
Diversified Banks	8.97%
Pharmaceuticals	8.15%
Semiconductor Materials & Equipment	6.16%
Building Products	5.39%
Apparel, Accessories & Luxury Goods	5.12%
Application Software	4.60%
See Notes to Schedule of Investments.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Sector	Percentage (based on Fair Value)
Healthcare Supplies	3.88%
Packaged Foods & Meats	3.53%
Specialty Chemicals	3.47%
Electrical Components & Equipment	3.04%
Aerospace & Defense	2.72%
Industrial Gases	2.66%
Property & Casualty Insurance	2.63%
Life & Health Insurance	2.49%
Consumer Electronics	2.43%
Financial Exchanges & Data	2.40%
Human Resource & Employment Services	2.36%
Multi-Line Insurance	2.19%
Integrated Oil & Gas	2.15%
Movies & Entertainment	1.99%
Construction Machinery & Heavy Transportation Equipment	1.92%
Industrial Machinery & Supplies & Components	1.79%
Integrated Telecommunication Services	1.79%
Distillers & Vintners	1.75%
Environmental & Facilities Services	1.71%
Personal Care Products	1.61%
Trading Companies & Distributors	1.60%
Research & Consulting Services	1.59%
Semiconductors	1.53%
Diversified Metals & Mining	1.47%
Apparel Retail	1.42%
Independent Power Producers & Energy Traders	1.19%
Electronic Components	1.05%
Asset Management & Custody Banks	0.88%
Broadline Retail	0.72%
98.35%
Short-Term Investments
Short-Term Investments	1.65%
100.00%

See Notes to Schedule of Investments.
Elfun International Equity Fund	3

Elfun International Equity Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,533,237	$1,533,237	$2,925,666	$2,809,319	$—	$—	1,649,584	$1,649,584	$20,046
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,176,046	1,176,046	2,905,579	2,809,319	—	—	1,272,306	1,272,306	15,323
TOTAL		$2,709,283	$5,831,245	$5,618,638	$—	$—		$2,921,890	$35,369
See Notes to Schedule of Investments.
4	Elfun International Equity Fund

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in the Fund's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets
5

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Fund entered into futures contracts for the Equitization of Cash.
6